Report Of The Directors Strategic Report - Adjusted Profit Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Consolidation Items [Line Items]
Profit before tax	$ 10,712	$ 6,924	$ 10,243
– currency translation on significant items	(4,252)	3,808	5,269
Adjusted
Consolidation Items [Line Items]
Profit before tax	12,139	9,125	12,364
Material reconciling items
Consolidation Items [Line Items]
Profit before tax	(1,427)	(2,126)	(1,832)
– customer redress programmes	(54)	(464)	(299)
– disposals, acquisitions and investment in new businesses	(145)	(127)	348
– fair value movements on financial instruments	(152)	0	(245)
– costs to achieve	0	(1,332)	(1,670)
– costs of structural reform	(211)	(240)	(180)
– gain on partial settlement of pension obligation	0	188	0
– restructuring and other related costs	(24)	0	0
– settlements and provisions in connection with legal and regulatory matters	$ (841)	(124)	322
– currency translation on significant items		(27)	(108)
Currency translation
Consolidation Items [Line Items]
Profit before tax		$ (75)	$ (289)